DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Translation, Revenues, Advertising and Comprehensive Income (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Advertising and Promotional Expenses
Advertising and promotional expenses	$ 25.3	$ 15.6	$ 16.8
Comprehensive Income
Accumulated other comprehensive loss	(22.1)	$ (2,367.5)
Accumulated other comprehensive loss reclassified	$ 2,428.6
Revenue | Customer Concentration | Customer A
Certain Risks and Concentrations
Concentration risk percentage	21.00%
Revenue | Customer Concentration | Customer B
Certain Risks and Concentrations
Concentration risk percentage	17.00%	13.00%	20.00%
Revenue | Customer Concentration | Customer C
Certain Risks and Concentrations
Concentration risk percentage		31.00%	54.00%
Accounts receivable | Customer Concentration | Customer A
Certain Risks and Concentrations
Concentration risk percentage	50.00%
Accounts receivable | Customer Concentration | Customer B
Certain Risks and Concentrations
Concentration risk percentage	10.00%	33.00%
Accounts receivable | Customer Concentration | Customer C
Certain Risks and Concentrations
Concentration risk percentage		19.00%
Capital expenditures | Supplier Concentration | Supplier One
Certain Risks and Concentrations
Concentration risk percentage	73.00%
Number of suppliers | item	1
Netherlands | Minimum
Social Security Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	16.76%
Netherlands | Maximum
Social Security Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	21.76%
Other companies | Minimum
Social Security Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	5.33%
Other companies | Maximum
Social Security Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	33.80%